Report for the Calendar Year or Quarter Ended:  MARCH 31, 2005

Check here if Amendment [   ]; Amendment Number:  _________
This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DOLPHIN HOLDINGS CORP.
          ---------------------------
Address:  96 CUMMINGS POINT RD.
          ---------------------------
          STAMFORD, CT  06902
          ---------------------------

Form 13F File Number:  28-11255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     DONALD T. NETTER
          -------------------------------
Title:    SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
          --------------------------------------------------
Phone:    (203) 358-8000
          -------------------------------
Signature, Place, and Date of Signing:

/s/ Donald T. Netter                       Stamford, CT             5/13/05
--------------------------------          -------------------     ------------
         [Signature]                       [City, State]             [Date]

Report Type (Check only one):

[  ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                  Name

     28-11247                         DOLPHIN LIMITED PARTNERSHIP I, L.P.
     --------                         -----------------------------------
     [Repeat as necessary,]